Note 14 - Non-controlling Interest (Details Textual) - USD ($)	Mar. 26, 2018	Dec. 29, 2017	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.14	$ 0.14	$ 0.24	$ 0.30
Revolution Blockchain, LLC [Member]
Payments to Acquire Additional Interest in Subsidiary	$ 100,000
Percent of Revenue from Prior Period Distributed to Investors		50.00%
Subsidiary of Limited Liability Company or Limited Partnership, Additional Ownership Interest Acquired	4.00%
Revolution Blockchain, LLC [Member] | Warrants Issued to Acquire Noncontrolling Interest [Member]
Warrants and Rights Outstanding, Term	3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25
Revolution Blockchain, LLC [Member] | Scenario, Investors Receive Two Times Initial Capital Commitment [Member]
Percent of Revenue from Prior Period Distributed to Investors		20.00%
Individual Investor [Member]
Payments to Acquire Additional Interest in Subsidiary		$ 100,000
Capital Investment, Conversion Price Per Share		$ 0.25
Revolution Blockchain, LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		96.00%
Individual Investor [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		4.00%